UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson
ETF Series Solutions
777 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-6076
Registrant’s telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period:  February 28, 2019

Item 1. Schedule of Investments.

American Energy Independence ETF
Schedule of Investments
February 28, 2019 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS - 80.3% (a)
Mining, Quarrying, and Oil and Gas Extraction - 40.0%
27,840	Archrock, Inc.	$271,718
24,320	Enbridge, Inc.	899,652
20,810	EnLink Midstream LLC	232,032
16,280	Equitrans Midstream Corp.	287,179
18,700	Gibson Energy, Inc.	302,537
26,760	Inter Pipeline Ltd.	430,291
16,590	Keyera Corp.	407,328
14,510	Pembina Pipeline Corp.	531,024
14,780	SemGroup Corp. - Class A	232,637
33,520	Tellurian, Inc. (b)	343,915
20,130	TransCanada Corp.	900,225
		4,838,538
Professional, Scientific, and Technical Services - 2.7%
7,790	Macquarie Infrastructure Corp.	318,533

Transportation and Warehousing - 16.6%
14,170	Plains GP Holdings LP - Class A	328,602
12,900	Tallgrass Energy LP	291,927
11,610	Targa Resources Corp.	467,187
34,560	The Williams Cos, Inc.	922,406
		2,010,122
Utilities - 21.0%
18,470	Antero Midstream GP LP	235,862
7,520	Cheniere Energy, Inc. (b)	484,664
48,580	Kinder Morgan, Inc.	930,793
13,840	ONEOK, Inc.	889,358
		2,540,677
TOTAL COMMON STOCKS (Cost $9,748,580)		9,707,870

MASTER LIMITED PARTNERSHIPS AND RELATED COMPANIES - 19.3%
Mining, Quarrying, and Oil and Gas Extraction - 8.4%
2,330	Andeavor Logistics LP	81,970
1,640	Crestwood Equity Partners LP	52,021
29,860	Enterprise Products Partners LP	825,629
1,620	Western Midstream Partners LP	54,205
		1,013,825

Transportation and Warehousing - 10.9%
3,630	Buckeye Partners LP	114,272
34,490	Energy Transfer LP	510,107
3,140	Genesis Energy LP	67,667
1,550	Holly Energy Partners LP	45,213
4,910	Magellan Midstream Partners LP	298,872
6,350	MPLX LP	210,566
2,660	NuStar Energy LP	68,921
		1,315,618
TOTAL MASTER LIMITED PARTNERSHIPS AND RELATED COMPANIES (Cost $2,351,023)		2,329,443

SHORT-TERM INVESTMENTS - 0.3%
Money Market Funds - 0.3%
41,465	First American Government Obligations Fund, Class X, 2.320% (c)	41,465
TOTAL SHORT-TERM INVESTMENTS (Cost $41,465)		41,465
TOTAL INVESTMENTS - 99.9% (Cost $12,141,068)		12,078,778
Other Assets in Excess of Liabilities - 0.1%		9,222
NET ASSETS - 100.0%		$12,088,000

(a)
To the extent that the Fund invests more heavily in particular industry groups of the economy, its performance will be especially sensitive to developments that signiﬁcantly affect those industry groups or strategies.

(b)	Non-income producing security.
(c)	Annualized seven-day yield as of February 28, 2019.
For fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or they may be defined by fund management.  This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting use.  Categories are shown as a percentage of net assets.

The accompanying notes are an integral part of this Schedule of Investments.

Valuation Measurements (unaudited)
The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

All equity securities, including domestic and foreign common stocks, master limited partnerships (“MLPs”), preferred stocks and exchange traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market®, and Nasdaq Capital Market Exchange® (collectively “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.

Short-term securities that have maturities of less than 60 days at the time of purchase are valued at amortized cost, which, when combined with accrued interest, approximates fair value.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of February 28, 2019:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$ 9,707,870	$ -	$ -	$ 9,707,870
Master Limited Partnerships and Related Companies	2,329,443	-	-	2,329,443
Short-Term Investments	41,465	-	-	41,465
Total Investments in Securities	$ 12,078,778	$ -	$ -	$ 12,078,778
^ See Schedule of Investments for breakout of investments by industry group classification.

For the period ended February 28, 2019, the Fund did not recognize any transfers to or from Level 3.

Item 2. Controls and Procedures.
(a)
The Registrant’s President and Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d 15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)       ETF Series Solutions

By (Signature and Title)      /s/ Kristina R. Nelson
  Kristina R. Nelson, President (Principal Executive Officer)

Date          4/24/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*      /s/ Kristina R. Nelson
  Kristina R. Nelson, President (Principal Executive Officer)

Date          4/24/2019

By (Signature and Title)*        /s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (Principal Financial Officer)

Date          4/24/2019

* Print the name and title of each signing officer under his or her signature.